NON-CONTROLLING INTERESTS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
NON-CONTROLLING INTERESTS [Line Items]
Proceeds from minority shareholder capital injection	¥ 100	$ 16		¥ 559
Gain from deregistration of subsidiaries	1,325	208	¥ 3,967	1,841
Consolidated
NON-CONTROLLING INTERESTS [Line Items]
Gain from deregistration of subsidiaries	¥ 1,325	$ 208	¥ 3,967	¥ 1,841
Zhong'an Ambow
NON-CONTROLLING INTERESTS [Line Items]
Ownership (as a percent)				49.00%
Proceeds from minority shareholder capital injection				¥ 1,285
Ownership (as a percent)				51.00%
Shanghai Tongguo Education Technology Co., Ltd.
NON-CONTROLLING INTERESTS [Line Items]
Ownership (as a percent)				40.00%
Shanghai Tongguo Education Technology Co., Ltd. | CP&CE Programs
NON-CONTROLLING INTERESTS [Line Items]
Gain from deregistration of subsidiaries				¥ 306
Beijing Zhong An Handa Technology Consulting Co., Ltd
NON-CONTROLLING INTERESTS [Line Items]
Ownership (as a percent)			49.00%
Beijing Zhong An Handa Technology Consulting Co., Ltd | Consolidated
NON-CONTROLLING INTERESTS [Line Items]
Gain from deregistration of subsidiaries			¥ (19)
Guangzhou ZS Career
NON-CONTROLLING INTERESTS [Line Items]
Ownership (as a percent)	5.00%	5.00%
Gain from deregistration of subsidiaries	¥ 3,351